Performance Management - GraniteShares Autocallable DRAM ETF	Aug. 21, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747